Business Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity-Wide Information, Revenue from External Customer [Line Items]
Income (Loss) From Equity Method Investments	$ (64,908,000)	$ (31,452,000)	$ (24,838,000)
thereof investment in equity method investees	679,242,000	644,709,000
North America member
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	12,885,879,000	11,813,330,000	10,500,095,000
Revenues from transactions with other same entity operating segments	3,437,000	5,292,000	8,992,000
Segment revenue	12,889,316,000	11,818,622,000	10,509,087,000
Segment depreciation and amortization	(430,824,000)	(399,434,000)	(364,137,000)
Segment operating income	2,119,297,000	1,797,835,000	1,642,911,000
Income (Loss) From Equity Method Investments	64,806,000	20,799,000	18,457,000
Segment assets	18,255,288,000	17,269,258,000	16,701,657,000
thereof investment in equity method investees	324,860,000	288,956,000	291,118,000
Capital expenditures, acquisitions and investments	916,354,000	709,503,000	2,006,585,000
EMEA member
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,666,644,000	2,628,688,000	3,072,067,000
Revenues from transactions with other same entity operating segments	0	1,000
Segment revenue	2,666,644,000	2,628,689,000	3,072,067,426
Segment depreciation and amortization	(120,791,000)	(113,131,000)	(133,155,000)
Segment operating income	524,181,000	576,895,000	589,971,000
Income (Loss) From Equity Method Investments	(2,919,000)	6,820,000	4,415,000
Segment assets	3,785,602,000	3,293,600,000	3,574,076,000
thereof investment in equity method investees	221,054,000	220,610,000	238,604,000
Capital expenditures, acquisitions and investments	310,568,000	174,229,000	210,509,000
Latin America Member
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	712,150,000	766,424,000	836,008,000
Revenues from transactions with other same entity operating segments	267,000	447,000	336,000
Segment revenue	712,417,000	766,871,000	836,344,000
Segment depreciation and amortization	(17,242,000)	(14,835,000)	(19,814,000)
Segment operating income	65,849,000	48,233,000	101,439,000
Income (Loss) From Equity Method Investments	1,502,000	1,307,000	1,024,000
Segment assets	729,193,000	604,667,000	714,752,000
thereof investment in equity method investees	26,428,000	25,796,000	27,672,000
Capital expenditures, acquisitions and investments	45,477,000	50,549,000	74,135,000
Asia Pacific
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,631,717,000	1,501,456,000	1,356,936,000
Revenues from transactions with other same entity operating segments	34,000	143,000	7,000
Segment revenue	1,631,751,000	1,501,599,000	1,356,943,000
Segment depreciation and amortization	(48,196,000)	(44,616,000)	(37,729,000)
Segment operating income	319,076,000	297,860,000	279,046,000
Income (Loss) From Equity Method Investments	1,519,000	2,526,000	942,000
Segment assets	1,863,441,000	1,727,495,000	1,819,394,000
thereof investment in equity method investees	106,900,000	109,347,000	119,428,000
Capital expenditures, acquisitions and investments	53,795,000	48,949,000	128,480,000
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	17,896,390,000	16,709,898,000	15,765,106,000
Revenues from transactions with other same entity operating segments	3,738,000	5,883,000	9,335,426
Segment revenue	17,900,128,000	16,715,781,000	15,774,441,426
Segment depreciation and amortization	(617,053,000)	(572,016,000)	(554,835,000)
Segment operating income	3,028,403,000	2,720,823,000	2,613,367,000
Income (Loss) From Equity Method Investments	64,908,000	31,452,000	24,838,000
Segment assets	24,633,524,000	22,895,020,000	22,809,879,000
thereof investment in equity method investees	679,242,000	644,709,000	676,822,000
Capital expenditures, acquisitions and investments	1,326,194,000	983,230,000	2,419,709,000
Corporates [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	14,397,000	27,684,000	66,507,000
Revenues from transactions with other same entity operating segments	(3,738,000)	(5,883,000)	(9,335,426)
Segment revenue	10,659,000	21,801,000	57,171,574
Segment depreciation and amortization	(158,892,000)	(145,306,000)	(144,493,000)
Segment operating income	(390,880,000)	(394,091,000)	(358,834,000)
Income (Loss) From Equity Method Investments	0	0	0
Segment assets	2,300,418,000	2,470,234,000	2,359,699,000
thereof investment in equity method investees	0	0	0
Capital expenditures, acquisitions and investments	281,379,000	286,523,000	290,976,000
Total FMC-AG and Co. KGaA [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	17,910,787,000	16,737,582,000	15,831,613,000
Revenues from transactions with other same entity operating segments		0
Segment revenue	17,910,787,000	16,737,582,000	15,831,613,000
Segment depreciation and amortization	(775,945,000)	(717,322,000)	(699,328,000)
Segment operating income	2,637,523,000	2,326,732,000	2,254,533,000
Income (Loss) From Equity Method Investments	64,908,000	31,452,000	24,838,000
Segment assets	26,933,942,000	25,365,254,000	25,169,578,000
thereof investment in equity method investees	679,242,000	644,709,000	676,822,000
Capital expenditures, acquisitions and investments	$ 1,607,573,000	$ 1,269,753,000	$ 2,710,685,000